WARRANT LIABILITY (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Weighted Average Remaining Contractual Life (years)	11 months 23 days	1 year 8 months 23 days
Realized Loss On The Exercise Of Warrants		$ 1,106
Warrants Exercised	1,030,362
Issuance Of Common Shares	1,030,362